Cover	May 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41622
Entity Registrant Name	Distoken Acquisition Corporation
Entity Central Index Key	0001818605
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1006, Block C, Jinshangjun Park
Entity Address, Address Line Two	No. 2 Xiaoba Road, Panlong District
Entity Address, City or Town	Kunming, Yunnan
Entity Address, Country	CN
Entity Address, Postal Zip Code	N/A
City Area Code	+86 871
Local Phone Number	63624579
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	DIST
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant entitling the holder to purchase one ordinary share at a price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant entitling the holder to purchase one ordinary share at a price of $11.50 per share
Trading Symbol	DISTW
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth of one ordinary share
Trading Symbol	DISTR
Security Exchange Name	NASDAQ